INVESTMENTS - Long-Term Investments (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Investments
Equity method investments	¥ 34,613,664	$ 5,018,510	¥ 36,211,965
Equity securities with readily determinable fair values	27,408,447	3,973,851	39,852,428
Equity securities without readily determinable fair values	9,826,143	1,424,657	6,233,255
Available-for-sale debt investment	103,706,206	15,035,986	106,493,137
Long-term Investments, Total	175,554,460	25,453,004	188,790,785
Shanghai Wiselong Enterprise Management Co., Ltd.
Schedule Of Investments
Equity method investments	26,118,102	3,786,769	25,424,106
Others
Schedule Of Investments
Equity method investments	¥ 8,495,562	$ 1,231,741	¥ 10,787,859